Scheduled Amortization Charges from Intangible Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Noncompetition and other agreements
Expected Amortization Expense [Line Items]
2012	$ 24,453
2013	21,928
2014	19,724
2015	15,761
2016	6,669
Thereafter	17,520
Deferred debt financing costs
Expected Amortization Expense [Line Items]
2012	10,552
2013	10,260
2014	9,747
2015	8,514
2016	5,017
Thereafter	9,346
Alliance and Product Supply Agreement liability
Expected Amortization Expense [Line Items]
2012	(5,330)
2013	(5,330)
2014	(5,330)
2015	(3,997)
2016
Thereafter